NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 4,880	$ 3,866
Non-current assets	22,496	12,054
Current liabilities	5,985	5,629
Non-current liabilities	17,320	9,155
Revenues	10,598	9,649	$ 9,606
Net income (loss)	1,076	93	(127)
OCI	217	203	(221)
Profit/(loss) allocated to others’ ownership interest	165	57	37
Equity allocated to others’ ownership interest	3,712	1,652
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	3,237	2,483
Non-current assets	21,559	11,118
Current liabilities	3,313	2,313
Non-current liabilities	16,296	9,006
Revenues	7,441	5,944	5,691
Net income (loss)	205	76	49
OCI	223	219	(222)
Profit/(loss) allocated to others’ ownership interest	165	57	37
Distributions to others’ ownership interest	(1,178)	(50)	(257)
Equity allocated to others’ ownership interest	$ 3,712	$ 1,652	$ 1,479